Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000837441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2018
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A